PROSHARES TRUST
ProShares Short Bitcoin Strategy ETF (BITI)
(the “Fund”)
Supplement dated February 29, 2024
to the Fund’s Summary Prospectus dated December 22, 2023
Important Notice Regarding Change in the Fund’s Index
* * * * *
On February 28, 2024, the Board of Trustees (the “Board”) of ProShares Trust approved a change to the Fund’s underlying index from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index, which results in a change to the Fund’s investment objective. In addition, the Board approved related changes to the Fund’s principal investment strategies as described below. These changes are scheduled to become effective on or about March 15, 2024.
As of the effective date, the following information will supplement or replace the corresponding information in the Fund’s Summary Prospectus as indicated below.
Investment Objective
1. The paragraph under the section entitled “Investment Objective” is replaced with the following:
ProShares Short Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Bitcoin Index (the “Index”). The Fund does not directly short bitcoin. Instead the Fund seeks to benefit from decreases in the price of bitcoin.
Principal Investment Strategies
2. The fifth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited and is co-branded with Galaxy Digital Capital Management LP. More information about the Index is published under the Bloomberg ticker symbol “BTC”.
3. The following is added as the second bullet under the seventh paragraph of the section entitled “Principal Investment Strategies”:
•Swap Agreements – The Fund may enter into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
Principal Risks
4. The risk entitled “Investment Strategy Risk” is replaced with the following:
•Investment Strategy Risk – The Fund obtains short exposure to bitcoin in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short bitcoin. Investors seeking to short bitcoin directly should consider an investment other than the Fund. While the performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of “spot” bitcoin, there can be no guarantee that this will continue. “Spot” bitcoin refers to bitcoin that can be purchased immediately.
5. The fifth paragraph of the risk entitled “Holding Period Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 68.74%. The Index’s highest May to May volatility rate during the five-year period was 81.57% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2023 was 25.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
6. The following is added as a risk immediately following the risk entitled “Correlation Risk”:
•Risks Associated with the Use of Derivatives – Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk since the performance of the ETF may not track the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
7. The risk entitled “Counterparty Risk” is replaced with the following:
•Counterparty Risk – The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
8. The first paragraph of the risk entitled “Bitcoin Risk” is replaced with the following:
•Bitcoin Risk – The Fund’s investments in swap agreements and bitcoin futures contracts expose the Fund to the risks associated with an investment in bitcoin because the price of these derivatives are substantially based on the price of bitcoin. Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
In connection with these changes, the Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short Bitcoin Strategy ETF (BITI)
(the “Fund”)
Supplement dated February 29, 2024
to the Fund’s Statutory Prospectus December 22, 2023
Important Notice Regarding Change in the Fund’s Index
* * * * *
On February 28, 2024, the Board of Trustees (the “Board”) of ProShares Trust approved a change to the Fund’s underlying index from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index, which results in a change to the Fund’s investment objective. In addition, the Board approved related changes to the Fund’s principal investment strategies as described below. These changes are scheduled to become effective on or about March 15, 2024.
As of the effective date, the following information will supplement or replace the corresponding information in the Fund’s Statutory Prospectus as indicated below.
Investment Objective
1. The paragraph under the section entitled “Investment Objective” is replaced with the following:
ProShares Short Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Bitcoin Index (the “Index”). The Fund does not directly short bitcoin. Instead the Fund seeks to benefit from decreases in the price of bitcoin.
Principal Investment Strategies – Summary Section
2. The fifth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:
The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited and is co-branded with Galaxy Digital Capital Management LP. More information about the Index is published under the Bloomberg ticker symbol “BTC”.
3. The following is added as the second bullet under the seventh paragraph of the section entitled “Principal Investment Strategies”:
•Swap Agreements – The Fund may enter into swap agreements that provide exposure to bitcoin. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.
Principal Risks – Summary Section
4. The risk entitled “Investment Strategy Risk” is replaced with the following:
•Investment Strategy Risk – The Fund obtains short exposure to bitcoin in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short bitcoin. Investors seeking to short bitcoin directly should consider an investment other than the Fund. While the performance of bitcoin futures contracts, in general, has historically been highly correlated to the performance of “spot” bitcoin, there can be no guarantee that this will continue. “Spot” bitcoin refers to bitcoin that can be purchased immediately.
5. The fifth paragraph of the risk entitled “Holding Period Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 68.74%. The Index’s highest May to May volatility rate during the five-year period was 81.57% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2023 was 25.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
6. The following is added as a risk immediately following the risk entitled “Correlation Risk”:
•Risks Associated with the Use of Derivatives – Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk since the performance of the ETF may not track the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
7. The risk entitled “Counterparty Risk” is replaced with the following:
•Counterparty Risk – The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
8. The first paragraph of the risk entitled “Bitcoin Risk” is replaced with the following:
•Bitcoin Risk – The Fund’s investments in swap agreements and bitcoin futures contracts expose the Fund to the risks associated with an investment in bitcoin because the price of these derivatives are substantially based on the price of bitcoin. Bitcoin is a relatively new innovation and is subject to unique and substantial risks. The market for bitcoin is subject to rapid price swings, changes and uncertainty.
Principal Investment Strategies – Statutory Section
9. The second paragraph in the section entitled “Short Bitcoin Strategy ETF” is deleted in its entirety.
Understanding the Risks and Long-Term Performance of a Daily Objective Fund – Statutory Section
10. The sixth paragraph under the section entitled “Understanding the Risks and Long-Term Performance of a Daily Objective Fund – Short Bitcoin Strategy ETF Only” is replaced with the following:
To isolate the impact of inverse exposure, these graphs assume: a) no Fund expenses and b) borrowing/lending rates of zero percent. If these were reflected, the Fund’s performance would be lower than the performance returns shown. Each of the graphs also assumes a volatility rate of 72%, which is similar to the five-year historical volatility rate of the Bloomberg Galaxy Bitcoin Index. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.
11. The second to last sentence under the section entitled “Understanding the Risks and Long-Term Performance of a Daily Objective Fund – Short Bitcoin Strategy ETF Only” prior to the subsection entitled “What it means for you” is replaced with the following:
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 68.74%.

Additional Information Regarding Principal Risks – Statutory Section
12. The following is added as the last paragraph under the risk entitled “Risks Associated with the Use of Derivatives”:
In addition, Short Bitcoin Strategy ETF may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund only used swaps on the underlying index.
13. The following is added as the last paragraph under the risk entitled “Counterparty Risk”:
Moreover, with respect to the use of swap agreements, although the term of the agreement may be for a specified period ranging from a day to more than one year, either party may generally terminate the agreement without penalty prior to the termination. As a result, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Additional Information about the Index, the Index Providers and the Index Calculation Agent
14. The section entitled “Additional Information About the Index, the Index Providers and the Index Calculation Agent” is deleted in its entirety.
In connection with these changes, the Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short Ether Strategy ETF (SETH)
(the “Fund”)
Supplement dated February 29, 2024
to the Fund’s Summary Prospectus dated October 15, 2023, as supplemented
Important Notice Regarding Change in the Fund’s Index
* * * * *
On February 28, 2024, the Board of Trustees (the “Board”) of ProShares Trust approved a change to the Fund’s underlying index from the S&P CME Ether Futures Index to the Bloomberg Galaxy Ethereum Index, which results in a change to the Fund’s investment objective. In addition, the Board approved related changes to the Fund’s principal investment strategies as described below. These changes are scheduled to become effective on or about March 15, 2024.
As of the effective date, the following information will supplement or replace the corresponding information in the Fund’s Summary Prospectus as indicated below.
Investment Objective
1. The paragraph under the section entitled “Investment Objective” is replaced with the following:
ProShares Short Ether Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Ethereum Index (the “Index”). The Fund does not directly short ether. Instead the Fund seeks to benefit from decreases in the price of ether.
Principal Investment Strategies
2. The fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:
The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited and is co-branded with Galaxy Digital Capital Management LP. More information about the Index is published under the Bloomberg ticker symbol “ETH”.
Principal Risks
3. The risk entitled “Investment Strategy Risk” is replaced with the following:
•Investment Strategy Risk – The Fund obtains short exposure to ether in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short ether. Investors seeking to short ether directly should consider an investment other than the Fund. While the performance of ether futures contracts, in general, has historically been highly correlated to the performance of “spot” ether, there can be no guarantee that this will continue. “Spot” ether refers to ether that can be purchased immediately.
4. The fifth paragraph of the risk entitled “Holding Period Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 89.27%. The Index’s highest May to May volatility rate during the five-year period was 99.46% (May 31, 2019). The Index’s annualized total return performance for the five-year period ended

May 31, 2023 was 23.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short Ether Strategy ETF (SETH)
(the “Fund”)
Supplement dated February 29, 2024
to the Fund’s Statutory Prospectus dated October 15, 2023, as supplemented
Important Notice Regarding Change in the Fund’s Index
* * * * *
On February 28, 2024, the Board of Trustees (the “Board”) of ProShares Trust approved a change to the Fund’s underlying index from the S&P CME Ether Futures Index to the Bloomberg Galaxy Ethereum Index, which results in a change to the Fund’s investment objective. In addition, the Board approved related changes to the Fund’s principal investment strategies as described below. These changes are scheduled to become effective on or about March 15, 2024.
As of the effective date, the following information will supplement or replace the corresponding information in the Fund’s Statutory Prospectus as indicated below.
Investment Objective
1. The paragraph under the section entitled “Investment Objective” is replaced with the following:
ProShares Short Ether Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Galaxy Ethereum Index (the “Index”). The Fund does not directly short ether. Instead the Fund seeks to benefit from decreases in the price of ether.
Principal Investment Strategies – Summary Section
2. The fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:
The Index is designed to measure the performance of a single ether traded in USD and seeks to provide a proxy for the ether market. The Index price is a composite of U.S. dollar-ether trading activity reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited and is co-branded with Galaxy Digital Capital Management LP. More information about the Index is published under the Bloomberg ticker symbol “ETH”.
Principal Risks – Summary Section
3. The risk entitled “Investment Strategy Risk” is replaced with the following:
•Investment Strategy Risk – The Fund obtains short exposure to ether in a manner designed to provide inverse exposure to the single day returns of the Index. The Fund does not directly short ether. Investors seeking to short ether directly should consider an investment other than the Fund. While the performance of ether futures contracts, in general, has historically been highly correlated to the performance of “spot” ether, there can be no guarantee that this will continue. “Spot” ether refers to ether that can be purchased immediately.
4. The fifth paragraph of the risk entitled “Holding Period Risk” is replaced with the following:
The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 89.27%. The Index’s highest May to May volatility rate during the five-year period was 99.46% (May 31, 2019). The Index’s annualized total return performance for the five-year period ended

May 31, 2023 was 23.53%. Historical Index volatility and performance do not predict future Index volatility and performance.
Principal Investment Strategies – Statutory Section
5. The second paragraph of the section entitled “Principal Investment Strategies” is deleted in its entirety.
Additional Information about the Index, the Index Providers and the Index Calculation Agent
6. The section entitled “Additional Information About the Index, the Index Providers and the Index Calculation Agent” is deleted in its entirety.
For more information, please contact the Fund at 1-866-776-5125
Please retain this supplement for future reference.